Risk Management and Financial Instruments - Unrealized and Realized (Losses) / Gains on Derivative Instruments (Details) - Commodity contract - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Unrealized gains (losses)	$ 36	$ (6)
Realized gains	367	459
Gains on Derivatives	$ 403	$ 453